Leases	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Leases
41	LEASES
The leases where the Group is a lessee
(a)
Right-of-use
assets

	January 1, 2019	Addition	Reduction	December 31, 2019
Cost
Land	153,178	20,471	(752)	172,897
Buildings	83,552	8,368	—	91,920
Equipment and Machinery	2,295	639	—	2,934
Other	1,617	451	—	2,068

Total	240,642	29,929	(752)	269,819

Accumulated depreciation
Land	—	(6,696)	101	(6,595)
Buildings	—	(7,369)	—	(7,369)
Equipment and Machinery	—	(718)	—	(718)
Other	—	(401)	—	(401)

Total	—	(15,184)	101	(15,083)

Net book value
Land	153,178			166,302
Buildings	83,552			84,551
Equipment and Machinery	2,295			2,216
Other	1,617			1,667

Total	240,642			254,736

The Group’s leasing of land principally represents use rights of land, the remaining lease term is from 2 years to 30 years. The Group’s leasing classified as buildings principally represents gas station, gas and gasoline storage and office buildings. The Group’s leasing classified as equipment and machinery principally represents drilling equipment, manufacturing facilities, and other movable equipment.
(b) Lease liabilities

December 31, 2019
Lease liabilities	171,536
Less: Lease liabilities due within one year	(7,393)

164,143

Depreciation charged to profit or loss provided on
right-of-use
assets for the year ended December 31, 2019 was RMB 14,973.
Analysis of the undiscounted cash flow of the lease liability is as follows:

December 31, 2019
RMB
Within 1 year	14,304
Between 1 and 2 years	13,569
Between 2 and 5 years	37,531
Over 5 years	210,750

276,154